Principal accounting policies (Leases - Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Right of use assets	$ 33,196	$ 16,565
Lease liability	$ 34,052
Weighted average remaining lease terms of the right-of-use assets	3 years 4 months 17 days
Weighted average incremental borrowing rate	5.46%
Operating lease cost	$ 14,519	6,309
Short-term lease cost	9,148	5,651
Cash paid for operating leases included in operating cash flows	13,740	6,588
Lease liabilities arising from obtaining right-of-use assets	19,039	$ 4,531
Undiscounted cash flows to the operating lease liabilities recognized
2023	13,342
2024	9,152
2025	7,297
2026 and after	6,363
Total undiscounted cash flows	36,154
Less: imputed interest	(2,102)
Present value of lease liabilities	$ 34,052